Federated Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.6%
		Basic Industry - Chemicals—0.5%
$ 350,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$ 359,687
300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	318,850
		TOTAL	678,537
		Basic Industry - Metals & Mining—1.7%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	245,735
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	828,964
440,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	457,678
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,054,336
		TOTAL	2,586,713
		Basic Industry - Paper—0.2%
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	245,793
		Capital Goods - Aerospace & Defense—2.4%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	311,003
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 2.850%, 12/15/2020	270,659
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	293,288
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	467,360
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	421,259
300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	308,448
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	502,156
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	305,580
950,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.253% (3-month USLIBOR +1.735%), 2/15/2042	736,597
		TOTAL	3,616,350
		Capital Goods - Building Materials—1.1%
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	811,263
500,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	496,623
228,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	246,225
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	83,185
		TOTAL	1,637,296
		Capital Goods - Construction Machinery—1.1%
250,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	259,870
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	604,925
500,000		Deere & Co., Sr. Unsecd. Note, 2.600%, 6/8/2022	504,614
185,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	198,109
		TOTAL	1,567,518
		Capital Goods - Diversified Manufacturing—2.0%
250,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	250,938
287,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	299,090
600,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	601,494
250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	260,441
795,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	836,338
600,000		United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	663,286
		TOTAL	2,911,587
		Capital Goods - Packaging—0.2%
300,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	312,690
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—2.2%
$ 260,000	CCO Safari II LLC, 3.579%, 7/23/2020	$ 262,096
190,000	CCO Safari II LLC, 4.464%, 7/23/2022	199,007
900,000	CCO Safari II LLC, 4.908%, 7/23/2025	971,470
600,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	592,361
490,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	497,910
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	827,325
	TOTAL	3,350,169
	Communications - Media & Entertainment—1.4%
565,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	599,778
1,000,000	CBS Corp., 3.700%, 8/15/2024	1,038,856
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	258,203
200,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	224,017
30,000	Walt Disney Co., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2023	31,809
	TOTAL	2,152,663
	Communications - Telecom Wireless—1.5%
1,000,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 5/15/2024	1,029,356
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	298,245
500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	544,790
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	380,584
	TOTAL	2,252,975
	Communications - Telecom Wirelines—1.9%
300,000	AT&T, Inc., Sr. Unsecd. Note, 2.450%, 6/30/2020	300,130
550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	592,210
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	222,276
485,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	506,333
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	297,099
830,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	922,049
	TOTAL	2,840,097
	Consumer Cyclical - Automotive—2.6%
750,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	768,381
375,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	394,687
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	252,347
700,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	713,992
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 1/15/2025	254,787
500,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	499,206
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	722,123
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	212,648
	TOTAL	3,818,171
	Consumer Cyclical - Leisure—0.7%
1,053,892	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	1,088,803
	Consumer Cyclical - Retailers—2.6%
350,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	373,433
190,558	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	202,653
330,000	CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	341,017
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	733,002
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	646,912
750,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	774,698
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	490,944
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 375,000	WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	$ 392,471
	TOTAL	3,955,130
	Consumer Cyclical - Services—2.9%
400,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	409,687
750,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	755,735
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	178,744
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	804,026
500,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	517,658
230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	240,407
450,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	499,549
90,000	IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	92,426
500,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	509,973
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	292,627
	TOTAL	4,300,832
	Consumer Non-Cyclical - Food/Beverage—7.4%
500,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/2021	502,896
449,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	462,046
700,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	797,676
750,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	790,007
765,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	857,913
500,000	Danone SA, Sr. Unsecd. Note, 144A, 2.077%, 11/2/2021	495,943
340,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	342,724
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	382,698
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	515,665
750,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	776,975
600,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	606,717
500,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	524,717
360,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	387,214
600,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	590,387
300,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.000%, 6/15/2023	314,075
1,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	1,024,493
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	237,422
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	729,859
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	61,270
350,000	Tyson Foods, Inc., 3.950%, 8/15/2024	370,342
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	314,924
	TOTAL	11,085,963
	Consumer Non-Cyclical - Health Care—1.0%
430,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	437,005
560,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	586,851
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	262,061
219,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	241,150
	TOTAL	1,527,067
	Consumer Non-Cyclical - Pharmaceuticals—4.6%
610,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	635,121
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	549,778
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 3/15/2045	69,298
400,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	401,256
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	613,960
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	$ 361,649
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	210,266
1,260,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,294,679
125,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	130,721
250,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	251,049
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	362,093
200,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	238,325
220,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	234,364
350,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	372,830
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	847,980
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	234,716
	TOTAL	6,808,085
	Consumer Non-Cyclical - Products—0.5%
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	748,470
	Consumer Non-Cyclical - Supermarkets—0.7%
550,000	Kroger Co., Sr. Unsecd. Note, 2.600%, 2/1/2021	551,257
500,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	485,636
	TOTAL	1,036,893
	Consumer Non-Cyclical - Tobacco—0.9%
700,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	747,641
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	311,176
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	321,035
	TOTAL	1,379,852
	Energy - Independent—1.8%
500,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	506,796
347,000	Apache Corp., Sr. Unsecd. Note, 3.250%, 4/15/2022	351,208
300,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	304,921
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	465,091
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	508,426
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	544,171
	TOTAL	2,680,613
	Energy - Integrated—1.8%
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.742%, 3/11/2021	519,697
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.535%, 11/4/2024	525,313
200,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	206,805
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	252,502
820,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	816,310
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	411,541
	TOTAL	2,732,168
	Energy - Midstream—3.1%
250,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.500%, 12/1/2022	255,527
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	524,715
400,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 3.300%, 6/1/2020	402,259
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	694,242
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	199,393
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	358,682
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	411,918
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	360,524
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	411,540
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 705,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	$ 703,428
250,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	261,295
		TOTAL	4,583,523
		Energy - Oil Field Services—0.3%
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	101,250
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.000%, 12/21/2020	302,378
		TOTAL	403,628
		Financial Institution - Banking—19.7%
800,000		American Express Co., Sr. Unsecd. Note, Series FIX, 3.700%, 8/3/2023	836,741
715,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	745,071
245,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	247,451
500,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	509,456
500,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	507,349
1,375,000		Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	1,417,090
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	513,261
490,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	519,755
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	201,583
400,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	414,786
750,000		Citigroup, Inc., 4.125%, 7/25/2028	793,983
250,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	252,060
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	506,991
550,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	562,256
610,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	640,077
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	264,970
980,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	1,010,432
635,000		Comerica, Inc., 3.800%, 7/22/2026	666,581
500,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 3.500%, 6/11/2021	508,060
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	516,226
400,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.600%, 6/15/2022	402,786
690,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	687,883
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 12/27/2020	750,255
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	308,068
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	520,053
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	261,901
250,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	266,254
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	523,308
500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.300%, 1/14/2022	498,386
407,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	431,260
500,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	513,959
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.207%, 4/1/2023	508,951
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	265,834
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	513,280
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,049,680
240,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	242,768
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	368,522
665,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.160% (3-month USLIBOR +0.640%), 12/1/2021	664,389
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	365,962
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	1,574,882
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	553,347
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 800,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	$ 805,040
565,664	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	42,425
740,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	747,808
140,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	146,805
1,000,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	1,039,037
300,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	303,360
220,000		SunTrust Bank, Inc., Sub. Note, Series BKNT, 3.300%, 5/15/2026	226,011
400,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	410,487
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,015,228
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	521,616
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.750%, 1/24/2024	524,489
500,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.600%, 1/15/2021	502,001
250,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.897%, 5/27/2022	252,247
		TOTAL	29,442,461
		Financial Institution - Broker/Asset Mgr/Exchange—2.3%
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	415,773
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,238,980
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	231,857
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	281,240
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	181,553
400,000		Stifel Financial Corp., 4.250%, 7/18/2024	419,674
150,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	151,532
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	517,919
		TOTAL	3,438,528
		Financial Institution - Finance Companies—1.5%
500,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	519,687
300,000		Discover Financial Services, Sr. Unsecd. Note, 3.950%, 11/6/2024	316,218
894,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	890,223
500,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	505,556
		TOTAL	2,231,684
		Financial Institution - Insurance - Health—0.8%
200,000		Halfmoon Parent, Inc, Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	207,938
450,000		Halfmoon Parent, Inc, Sr. Unsecd. Note, 144A, 4.375%, 10/15/2028	488,397
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	432,797
		TOTAL	1,129,132
		Financial Institution - Insurance - Life—2.0%
250,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	262,297
300,000		AIG Global Funding, Sec. Fac. Bond, 144A, 2.300%, 7/1/2022	298,884
250,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	266,028
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.400%, 12/15/2020	526,881
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	249,975
148,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	245,052
280,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	449,922
300,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	427,453
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	280,790
		TOTAL	3,007,282
		Financial Institution - Insurance - P&C—1.5%
200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2021	200,355
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	255,659
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	$ 254,110
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	314,611
220,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	232,380
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	285,058
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	656,511
	TOTAL	2,198,684
	Financial Institution - REIT - Apartment—1.0%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	414,190
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	312,466
500,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	511,377
270,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	281,756
	TOTAL	1,519,789
	Financial Institution - REIT - Healthcare—1.1%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	264,908
600,000	Healthcare Trust of America, 3.700%, 4/15/2023	614,729
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	738,321
	TOTAL	1,617,958
	Financial Institution - REIT - Office—1.3%
600,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	630,572
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	265,920
650,000	Boston Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2023	665,031
350,000	Boston Properties LP, Sr. Unsecd. Note, 4.125%, 5/15/2021	359,822
	TOTAL	1,921,345
	Financial Institution - REIT - Other—0.9%
250,000	Liberty Property LP, Sr. Unsecd. Note, 3.750%, 4/1/2025	259,139
215,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	234,077
500,000	Liberty Property LP, Sr. Unsecd. Note, 4.750%, 10/1/2020	510,261
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	373,189
	TOTAL	1,376,666
	Financial Institution - REIT - Retail—1.0%
646,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.200%, 5/1/2021	652,836
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	102,386
450,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	465,525
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	260,156
	TOTAL	1,480,903
	Sovereign—1.1%
825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	868,585
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	833,645
	TOTAL	1,702,230
	Technology—7.9%
545,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	566,513
750,000	Apple, Inc., Sr. Unsecd. Note, 3.250%, 2/23/2026	784,282
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	360,768
230,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	232,668
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	488,507
300,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	301,099
500,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.200%, 2/28/2021	500,936
750,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	829,418
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	408,135
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	$ 46,916
400,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	451,080
165,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	166,036
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	327,938
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	959,091
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	534,383
500,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	533,598
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	416,020
600,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	633,178
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	552,128
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	206,617
750,000	Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	744,839
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	311,506
345,000	Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	351,272
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	276,065
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	366,208
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	433,921
	TOTAL	11,783,122
	Transportation - Railroads—0.2%
35,843	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	37,043
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	304,764
	TOTAL	341,807
	Transportation - Services—1.3%
750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	806,309
685,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	691,558
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	513,655
	TOTAL	2,011,522
	Utility - Electric—4.4%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	323,582
420,000	Ameren Corp., Sr. Unsecd. Note, 2.700%, 11/15/2020	420,759
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	426,532
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	500,223
250,000	Duke Energy Corp., Sr. Unsecd. Note, 2.400%, 8/15/2022	250,495
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	517,003
500,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	517,858
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	180,289
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	473,190
280,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 2.100%, 10/4/2021	277,376
240,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	240,619
250,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	258,239
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	402,688
115,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	120,161
500,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.000%, 11/15/2021	494,999
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	491,568
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	255,377
440,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	449,855
	TOTAL	6,600,813
	Utility - Natural Gas—1.1%
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	304,979
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—continued
$ 535,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	$ 554,653
500,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	504,764
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	303,377
	TOTAL	1,667,773
	Utility - Natural Gas Distributor—0.4%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	547,797
	TOTAL CORPORATE BONDS (IDENTIFIED COST $139,930,540)	144,321,082
	INVESTMENT COMPANY—2.6%
3,820,900	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.39%[3] (IDENTIFIED COST $3,822,046)	3,822,046
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $143,752,586)	148,143,128
	OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	1,227,099
	TOTAL NET ASSETS—100%	$ 149,370,227
At July 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
5U.S. Treasury Note 10-Year Long Futures	39	$4,969,453	September 2019	$ 33,432
5U.S. Treasury Long Bond Short Futures	19	$2,956,281	September 2019	$(133,754)
5U.S. Treasury Ultra Bond Short Futures	3	$ 532,688	September 2019	$ (29,069)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(129,391)
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,282,938 and $3,947,797, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2019	2,035,809
Purchases/Additions	16,483,204
Sales/Reductions	(14,698,113)
Balance of Shares Held 7/31/2019	3,820,900
Value	$ 3,822,046
Change in Unrealized Appreciation/Depreciation	$ —
Net Realized Gain/(Loss)	$ 175
Dividend Income	$ 16,530
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
9

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
10

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$144,278,657	$42,425	$144,321,082
Investment Company	3,822,046	—	—	3,822,046
TOTAL SECURITIES	$3,822,046	$144,278,657	$42,425	$148,143,128
Other Financial Instruments[1]
Assets	$ 33,432	$ —	$ —	$ 33,432
Liabilities	(162,823)	—	—	(162,823)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (129,391)	$ —	$ —	$ (129,391)
[1]	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
11

Federated Short-Term Income Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
$ 1,584		FHLMC ARM, 2.489%, 10/1/2030	$ 1,577
295,801		FHLMC ARM, 4.730%, 3/1/2033	310,983
3,997		FHLMC ARM, 5.329%, 11/1/2030	4,274
2,702		FHLMC ARM, 5.750%, 4/1/2030	2,724
		TOTAL	319,558
		Federal National Mortgage Association—0.1%
425,157		FNMA ARM, 2.208%, 8/1/2033	416,747
219,764		FNMA ARM, 2.753%, 5/1/2034	220,156
131,254		FNMA ARM, 2.780%, 4/1/2028	131,426
105,710		FNMA ARM, 2.975%, 10/1/2027	105,855
239,405		FNMA ARM, 3.904%, 5/1/2040	244,047
104,584		FNMA ARM, 3.904%, 5/1/2040	106,632
		TOTAL	1,224,863
		Government National Mortgage Association—0.0%
2,238		GNMA ARM, 4.000%, 1/20/2022	2,260
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,548,461)	1,546,681
		ASSET-BACKED SECURITIES—43.0%
		Auto Receivables—21.0%
3,000,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	2,997,808
2,000,000	[1]	Ally Master Owner Trust 2018-3, Class A, 2.645% (1-month USLIBOR +0.320%), 7/15/2022	2,001,034
7,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	7,067,254
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,073,527
3,114,104	[1]	AmeriCredit Automobile Receivables Trust 2018-1, Class A2B, 2.530% (1-month USLIBOR +0.230%), 7/19/2021	3,113,795
6,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	6,048,137
5,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class B, 3.260%, 1/18/2024	5,078,427
4,500,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.645% (1-month USLIBOR +0.320%), 5/15/2023	4,507,523
5,000,000		BMW Vehicle Lease Trust 2018-1, Class A4, 3.360%, 3/21/2022	5,081,201
5,000,000		BMW Vehicle Owner Trust 2018-A, Class A3, 2.350%, 4/25/2022	5,002,415
4,423,010		California Republic Auto Receivables Trust 2016-1, Class A4, 2.240%, 10/15/2021	4,420,515
3,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	3,004,036
2,000,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	2,004,958
2,000,000		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	2,010,228
3,000,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	3,043,165
3,250,000		Canadian Pacer Auto Receivable 2018-2A, Class B, 3.630%, 1/19/2024	3,358,671
5,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	5,072,844
4,000,000		Chesapeake Funding II LLC 2017-2A, Class D, 3.710%, 5/15/2029	4,025,343
2,100,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	2,096,175
2,300,000		Chesapeake Funding II LLC 2018-1A, Class C, 3.570%, 4/15/2030	2,357,466
2,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	2,073,741
2,000,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	2,052,136
3,800,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,900,704
1,000,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	1,000,986
1,000,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	1,003,390
1,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	1,006,602

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,317,922		Drive Auto Receivables Trust 2017-AA, Class C, 2.980%, 1/18/2022	$ 1,319,228
4,000,000		Drive Auto Receivables Trust 2018-3, Class B, 3.370%, 9/15/2022	4,009,736
7,400,000		Drive Auto Receivables Trust 2019-1, Class A3, 3.180%, 10/17/2022	7,433,730
56,121		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.740%, 2/22/2022	56,079
2,786,730		Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.140%, 2/20/2024	2,803,840
5,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	5,002,252
1,900,000		Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,934,960
10,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	10,150,727
6,000,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	6,079,661
2,000,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	1,995,777
4,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	4,004,265
605,028	[1]	GM Financial Automobile Leasing Trust 2018-1, Class A2B, 2.471% (1-month USLIBOR +0.200%), 4/20/2020	605,034
2,500,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class C, 2.450%, 7/17/2023	2,498,495
2,900,000		GM Financial Securitized Term 2018-1, Class C, 2.770%, 7/17/2023	2,935,301
3,000,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,100,451
4,417,217		GM Financial Securitized Term 2019-1, Class A2, 2.990%, 3/16/2022	4,429,929
3,804,000		General Motors 2019-2, Class C, 3.300%, 4/15/2026	3,877,256
1,500,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.710%, 3/15/2024	1,492,364
5,000,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,027,333
9,000,000		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	9,092,978
3,500,000		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	3,530,673
3,750,000		Huntington Auto Trust 2016-1, Class D, 2.960%, 8/15/2023	3,738,488
4,205,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.390%, 5/17/2021	4,201,992
2,000,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.460%, 7/15/2022	1,997,988
4,800,000		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	4,833,495
4,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	4,057,812
4,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	4,076,952
8,779,083		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.010%, 1/17/2023	8,776,051
2,200,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.510%, 10/16/2023	2,203,809
4,000,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,062,664
1,950,000	[1]	Motor PLC 2017-1A, Class A1, 2.796% (1-month USLIBOR +0.530%), 9/25/2024	1,949,748
2,000,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class B, 3.066% (1-month USLIBOR +0.800%), 9/25/2023	2,002,254
2,250,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class C, 3.316% (1-month USLIBOR +1.050%), 9/25/2023	2,254,256
2,341,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class D, 3.816% (1-month USLIBOR +1.550%), 9/25/2023	2,345,704
2,400,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class B, 3.163% (1-month USLIBOR +0.750%), 5/28/2024	2,402,084
2,100,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class D, 3.863% (1-month USLIBOR +1.450%), 5/28/2024	2,101,804
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 3.175% (1-month USLIBOR +0.850%), 4/18/2022	5,011,793
4,000,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 2.925% (1-month USLIBOR +0.600%), 10/15/2023	4,003,584
4,350,000		Nextgear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	4,427,226
830,560		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	832,546
2,600,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	2,625,364
4,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	4,012,229
4,000,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	4,043,834
3,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	3,042,607
1,450,397		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	1,447,819
2,163,228		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.040%, 4/26/2021	2,157,938
3,860,710	[1]	Securitized Term Auto Receivables Trust 2018-2A, Class A2B, 2.476% (1-month USLIBOR +0.210%), 2/25/2021	3,857,742
2,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	2,020,786
10,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	10,185,285

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 4,000,000		Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	$ 4,040,907
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,003,969
2,742,536		World Omni Auto Receivables Trust 2018-C, Class A2, 2.800%, 1/18/2022	2,748,799
6,000,000		World Omni Automobile Lease Securitization Trust 2017-A, Class B, 2.480%, 8/15/2022	5,988,789
4,000,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	4,053,676
4,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	4,066,635
		TOTAL	291,358,779
		Credit Card—13.3%
6,250,000		American Express Credit Account Master Trust 2017-6, Class B, 2.200%, 5/15/2023	6,247,011
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 2.875% (1-month USLIBOR +0.550%), 12/15/2025	9,927,906
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 2.895% (1-month USLIBOR +0.570%), 2/17/2026	3,005,628
13,000,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	13,261,757
5,000,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.950%, 8/15/2022	4,989,899
1,000,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 2.625% (1-month USLIBOR +0.300%), 5/15/2023	1,001,161
10,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 2.655% (1-month USLIBOR +0.330%), 7/15/2024	10,005,160
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 2.955% (1-month USLIBOR +0.630%), 2/15/2024	8,068,544
2,200,000	[1]	Cards II Trust 2017-2A, Class A, 2.585% (1-month USLIBOR +0.260%), 10/17/2022	2,200,672
6,700,000	[1]	Cards II Trust 2018-1A, Class A, 2.675% (1-month USLIBOR +0.350%), 4/17/2023	6,703,601
6,000,000	[1]	Cards II Trust 2019-1A, Class A, 2.838% (1-month USLIBOR +0.390%), 5/15/2024	5,997,566
4,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 2.525% (1-month USLIBOR +0.200%), 4/17/2023	4,005,390
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 2.704% (1-month USLIBOR +0.340%), 6/7/2025	6,996,809
5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.685% (1-month USLIBOR +0.360%), 4/15/2025	5,010,871
4,000,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 2.715% (1-month USLIBOR +0.390%), 3/15/2026	3,990,473
3,000,000		Evergreen Credit Card Trust Series 2018-1, Class A, 2.950%, 3/15/2023	3,035,077
3,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 2.675% (1-month USLIBOR +0.350%), 7/15/2022	3,004,787
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	5,054,210
4,000,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	4,042,933
6,000,000	[1]	First National Master Note Trust 2018-1, Class A, 2.785% (1-month USLIBOR +0.460%), 10/15/2024	6,002,167
3,250,000		Golden Credit Card Trust 2016-5A, Class A, 1.600%, 9/15/2021	3,246,559
8,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.980%, 4/15/2022	7,976,631
7,700,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 2.845% (1-month USLIBOR +0.520%), 7/15/2024	7,711,329
2,850,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	2,867,513
5,000,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 2.725% (1-month USLIBOR +0.400%), 7/15/2022	4,994,632
5,000,000		Master Credit Card Trust 2017-1A, Class C, 3.060%, 7/21/2021	4,999,109
1,500,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.761% (1-month USLIBOR +0.490%), 7/21/2024	1,498,084
4,500,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	4,594,030
2,000,000	[1]	Master Credit Card Trust 2018-3A, Class A, 2.611% (1-month USLIBOR +0.340%), 1/21/2022	2,001,283
5,000,000	[1]	Master Credit Card Trust 2019-1A, Class A, 2.751% (1-month USLIBOR +0.480%), 7/21/2022	5,013,175
6,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 2.750% (1-month USLIBOR +0.450%), 9/18/2022	6,000,627
1,500,000	[1]	Trillium Credit Card Trust II 2018-1A, Class A, 2.511% (1-month USLIBOR +0.250%), 2/27/2023	1,500,770
10,000,000	[1]	Trillium Credit Card Trust II 2018-2A, Class A, 2.611% (1-month USLIBOR +0.350%), 9/26/2023	10,009,369
2,174,000		Trillium Credit Card Trust II 2019-1A, Class B, 3.522%, 1/26/2024	2,194,513
6,305,000		Trillium Credit Card Trust II 2019-1A, Class C, 3.915%, 1/26/2024	6,364,099
2,064,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	2,083,475
		TOTAL	185,606,820
		Equipment Lease—3.8%
1,324,000		CLI Funding LLC 2013-1A, Class Note, 2.830%, 3/18/2028	1,322,462
4,000,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	4,112,212
4,000,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	4,061,754

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$4,750,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	$ 4,830,338
5,000,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	4,990,048
510,000		Dell Equipment Finance Trust 2017-1, Class D, 3.440%, 4/24/2023	511,968
5,000,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	5,091,997
3,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	3,038,415
1,000,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	1,011,501
2,700,000		Great America Leasing Receivables 2018-1, Class C, 3.140%, 6/16/2025	2,730,914
4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	4,126,135
3,000,000		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	3,007,209
3,093,509		MMAF Equipment Finance LLC 2018-A, Class A2, 2.920%, 7/12/2021	3,098,675
3,650,000		Volvo Financial Equipment LLC 2019-1A, Class B, 3.260%, 1/16/2024	3,738,411
2,500,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.825% (1-month USLIBOR +0.500%), 11/15/2022	2,508,159
4,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 2.845% (1-month USLIBOR +0.520%), 7/17/2023	4,014,277
		TOTAL	52,194,475
		Home Equity Loan—0.0%
60,720	[1]	Carrington Mortgage Loan Trust, Class A3, 2.446% (1-month USLIBOR +0.180%), 2/25/2036	60,677
8,993	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.805% (1-month USLIBOR +0.480%), 1/15/2028	7,535
2,064,604		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	393,443
87,662	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.286% (1-month USLIBOR +1.020%), 11/25/2034	86,867
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	13,346
		TOTAL	561,868
		Other—4.8%
1,446,760	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.946% (1-month USLIBOR +0.680%), 10/25/2035	1,446,131
84,083	[1]	Navient Student Loan Trust 2018-1A, Class A1, 2.456% (1-month USLIBOR +0.190%), 3/25/2067	84,075
2,169,231		Navient Student Loan Trust 2018-A, Class A1, 2.530%, 2/18/2042	2,173,869
2,162,954	[1]	Navient Student Loan Trust 2018-BA, Class A1, 2.675% (1-month USLIBOR +0.350%), 12/15/2059	2,162,069
5,000,000		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	5,020,782
5,000,000		PFS Financing Corp. 2016-BA, Class B, 2.280%, 10/15/2021	4,987,997
2,900,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.725% (1-month USLIBOR +0.400%), 2/15/2022	2,902,458
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	4,028,081
4,250,000		PFS Financing Corp. 2018-F, Class B, 3.770%, 10/15/2023	4,313,522
2,609,238		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	2,652,514
630,258	[1]	SLM Student Loan Trust 2011-2, Class A1, 2.866% (1-month USLIBOR +0.600%), 11/25/2027	632,253
4,055,000		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	4,073,917
427,933	[1]	SLM Student Loan Trust 2013-C, Class A2B, 3.725% (1-month USLIBOR +1.400%), 10/15/2031	428,158
1,999,128	[1]	SMB Private Education Loan Trust 2018-C, Class A1, 2.625% (1-month USLIBOR +0.300%), 9/15/2025	1,999,869
769,497	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.966% (1-month USLIBOR +0.700%), 3/26/2040	772,148
1,043,723	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.766% (1-month USLIBOR +0.500%), 11/26/2040	1,044,677
1,778,638		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.050%, 1/25/2041	1,773,685
635,909	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 2.616% (1-month USLIBOR +0.350%), 2/25/2042	634,062
1,373,066		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	1,382,790
3,358,074		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	3,363,296
1,801,036		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	1,812,190
1,009,030		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,016,798
380,119		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	381,213
866,245		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.550%, 2/25/2027	865,336
4,696,147		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	4,714,015
1,979,302	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 3.016% (1-month USLIBOR +0.750%), 9/25/2056	1,979,397
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,154,916

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$2,000,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	$ 2,010,897
2,500,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	2,503,406
		TOTAL	67,314,521
		Rate Reduction Bond—0.1%
1,210,396		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	1,260,771
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $596,048,070)	598,297,234
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.6%
		Commercial Mortgage—3.0%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 3.575% (1-month USLIBOR +1.250%), 7/15/2035	5,006,109
5,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.725% (1-month USLIBOR +1.400%), 11/15/2036	5,001,441
4,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 3.327% (1-month USLIBOR +1.030%), 11/19/2035	4,008,823
5,200,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 3.647% (1-month USLIBOR +1.350%), 11/19/2035	5,217,190
1,028,573		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	1,022,249
144,124		GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	144,328
8,600,000	[1]	GS Mortgage Securities Trust 2014-GC24, Class B, 3.525% (1-month USLIBOR +1.200%), 11/15/2035	8,610,605
3,000,000	[1]	GS Mortgage Securities Trust 2018-FBLU, Class A, 3.275% (1-month USLIBOR +0.950%), 11/15/2035	3,001,920
4,993,554	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 3.159% (1-month USLIBOR +0.790%), 4/10/2046	5,012,509
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 3.514% (1-month USLIBOR +1.200%), 6/15/2045	5,043,409
		TOTAL	42,068,583
		Federal Home Loan Mortgage Corporation—0.2%
19		Federal Home Loan Mortgage Corp. REMIC, Series 141, Class D, 5.000%, 5/15/2021	19
1,350		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	1,393
10,460		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	11,348
34,937		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	35,899
31,483		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	31,905
24,683		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	25,602
712,270	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 2.625% (1-month USLIBOR +0.300%), 2/15/2036	709,012
82,512	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 2.785% (1-month USLIBOR +0.460%), 2/15/2034	82,676
233,725	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 2.725% (1-month USLIBOR +0.400%), 7/15/2036	233,366
108,664	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 3.075% (1-month USLIBOR +0.750%), 7/15/2036	109,872
358,931	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 3.235% (1-month USLIBOR +0.910%), 7/15/2037	363,450
187,848	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KGRP, Class A, 2.778% (1-month USLIBOR +0.380%), 4/25/2020	187,803
101,709		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	119,544
		TOTAL	1,911,889
		Federal National Mortgage Association—0.4%
1,078		Federal National Mortgage Association REMIC, Series 1990-28, Class X, 9.000%, 3/25/2020	1,089
241		Federal National Mortgage Association REMIC, Series 1991-141, Class PZ, 8.000%, 10/25/2021	249
6,421		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	6,701
7,978	[1]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	8,529
678	[1]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month Constant Maturity Treasury +0.700%), 10/25/2023	691
2,824		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	2,946
88,003		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	94,173
43,604	[1]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 2.766% (1-month USLIBOR +0.500%), 9/25/2032	43,806
9,101		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	9,311
3,083		Federal National Mortgage Association REMIC, Series 2003-49, Class JE, 3.000%, 4/25/2033	3,084
183,158	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 2.696% (1-month USLIBOR +0.430%), 6/25/2036	183,293
797,330	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 2.716% (1-month USLIBOR +0.450%), 7/25/2037	798,193

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 116,230	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 3.266% (1-month USLIBOR +1.000%), 6/25/2037	$ 119,069
26,834	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 3.066% (1-month USLIBOR +0.800%), 5/25/2039	26,926
255,389	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 3.116% (1-month USLIBOR +0.850%), 4/25/2037	259,448
373,059	[1]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 2.806% (1-month USLIBOR +0.540%), 7/25/2037	374,608
669,988	[1]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 2.716% (1-month USLIBOR +0.450%), 3/25/2041	669,644
2,682,509	[1]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 2.666% (1-month USLIBOR +0.400%), 2/25/2042	2,678,448
287		Federal National Mortgage Association REMIC, Series G92-44, Class ZQ, 8.000%, 7/25/2022	301
5,628		Federal National Mortgage Association REMIC, Series G92-54, Class ZQ, 7.500%, 9/25/2022	5,854
14,274	[1]	Federal National Mortgage Association, Class FB, 2.766% (1-month USLIBOR +0.500%), 8/25/2039	14,305
		TOTAL	5,300,668
		Government Agency—0.1%
565,495		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	561,250
296,453	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.810% (1-month USLIBOR +0.450%), 1/8/2020	296,576
		TOTAL	857,826
		Government National Mortgage Association—0.6%
3,938,845	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 2.970% (1-month USLIBOR +0.540%), 7/20/2063	3,943,530
4,832,404	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 2.980% (1-month USLIBOR +0.550%), 7/20/2063	4,838,818
		TOTAL	8,782,348
		Non-Agency Mortgage—3.3%
6,068		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.926%, 3/25/2033	6,167
6,443		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	6,346
8,111,183	[1]	Gosforth Funding PLC 2018-1A, Class A1, 2.970% (3-month USLIBOR +0.450%), 8/25/2060	8,112,530
6,244,329	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 2.723% (3-month USLIBOR +0.420%), 10/15/2054	6,249,637
4,200,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 2.943% (3-month USLIBOR +0.420%), 12/22/2069	4,201,260
4,100,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 2.943% (3-month USLIBOR +0.420%), 12/22/2069	4,098,827
5,000,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 2.683% (3-month USLIBOR +0.380%), 7/15/2058	4,999,965
156,839		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.260%, 9/25/2034	139,650
2,501,504		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,436,486
1,115,745		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,086,762
2,053,226		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,000,096
2,940,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 2.827% (3-month USLIBOR +0.550%), 1/21/2070	2,944,028
8,954,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.667% (3-month USLIBOR +0.390%), 1/21/2070	8,945,646
87,875		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	94,276
374,733	[1]	Washington Mutual 2006-AR15, Class 1A, 3.349% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	336,824
422,432	[1]	Washington Mutual 2006-AR17, Class 1A, 3.324% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	406,685
35,545		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 4.881%, 7/25/2034	35,389
		TOTAL	46,100,574
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $104,967,569)	105,021,888
		CORPORATE BONDS—33.1%
		Capital Goods - Aerospace & Defense—0.4%
2,685,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	2,677,252
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,441,431
		TOTAL	5,118,683
		Capital Goods - Construction Machinery—0.1%
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	2,045,380
		Capital Goods - Diversified Manufacturing—0.2%
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	3,011,257

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—0.6%
$ 4,170,000	[1]	Comcast Corp., Sr. Unsecd. Note, 2.933% (3-month USLIBOR +0.630%), 4/15/2024	$ 4,197,728
3,570,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 10/1/2021	3,661,441
		TOTAL	7,859,169
		Communications - Media & Entertainment—0.2%
1,330,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.200%, 9/20/2019	1,329,296
870,000		Fox Corp., Sr. Unsecd. Note, 144A, 3.666%, 1/25/2022	897,312
		TOTAL	2,226,608
		Communications - Telecom Wireless—0.7%
10,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 3.312% (3-month USLIBOR +0.990%), 1/16/2024	10,091,176
		Communications - Telecom Wirelines—0.3%
4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 3.615% (3-month USLIBOR +1.180%), 6/12/2024	4,076,703
		Consumer Cyclical - Automotive—3.1%
1,910,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 2.670% (3-month USLIBOR +0.260%), 6/16/2020	1,913,660
4,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.745% (3-month USLIBOR +0.210%), 2/12/2021	4,001,023
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 2.973% (3-month USLIBOR +0.450%), 2/22/2021	2,000,921
2,650,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.095% (3-month USLIBOR +0.530%), 5/5/2020	2,655,154
3,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	3,058,926
5,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.311% (3-month USLIBOR +1.000%), 1/9/2020	5,007,898
3,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.650%, 4/13/2020	3,003,300
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.853% (3-month USLIBOR +1.550%), 1/14/2022	3,661,503
3,000,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.150%, 9/28/2020	2,983,257
5,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 3.016% (3-month USLIBOR +0.630%), 9/21/2021	5,006,080
3,000,000		Toyota Motor Corp., Sr. Unsecd. Note, 3.183%, 7/20/2021	3,058,941
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 3.050%, 1/8/2021	1,519,500
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.030% (3-month USLIBOR +0.690%), 1/11/2022	5,046,893
		TOTAL	42,917,056
		Consumer Cyclical - Retailers—1.3%
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	1,431,136
670,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.949% (3-month USLIBOR +0.500%), 12/13/2019	670,152
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,975,257
2,020,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 3.173% (3-month USLIBOR +0.720%), 3/9/2021	2,029,541
4,460,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 3.003% (3-month USLIBOR +0.700%), 4/17/2020	4,460,475
4,000,000		Home Depot, Inc., Sr. Unsecd. Note, 1.800%, 6/5/2020	3,987,162
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 3/1/2022	1,030,985
		TOTAL	17,584,708
		Consumer Cyclical - Services—0.6%
1,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.900%, 8/21/2020	1,496,492
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,914,528
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,823,963
3,555,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	3,650,807
		TOTAL	8,885,790
		Consumer Non-Cyclical - Food/Beverage—2.4%
1,500,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	1,580,014
2,875,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 3.218% (3-month USLIBOR +0.700%), 11/15/2021	2,876,123
3,530,000		Danone SA, Sr. Unsecd. Note, 144A, 1.691%, 10/30/2019	3,522,794
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.313% (3-month USLIBOR +1.010%), 10/17/2023	1,401,071
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,297,477
4,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.982% (3-month USLIBOR +0.420%), 8/9/2019	4,000,163
1,000,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	1,013,237

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	$ 6,049,314
2,060,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.700%, 1/31/2020	2,055,617
5,000,000		Tyson Foods, Inc., 2.650%, 8/15/2019	5,000,354
		TOTAL	33,796,164
		Consumer Non-Cyclical - Health Care—0.3%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.504% (3-month USLIBOR +1.030%), 6/6/2022	4,537,717
		Consumer Non-Cyclical - Pharmaceuticals—1.9%
6,000,000		Abbott Laboratories, Sr. Unsecd. Note, 2.900%, 11/30/2021	6,079,614
5,000,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 3.073% (3-month USLIBOR +0.620%), 6/10/2022	5,004,830
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.420% (3-month USLIBOR +1.010%), 12/15/2023	4,559,919
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.900%, 7/26/2024	3,937,597
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,443,857
1,400,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.850%, 9/20/2019	1,399,096
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,446,188
		TOTAL	26,871,101
		Energy - Integrated—0.7%
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 3.474% (3-month USLIBOR +0.950%), 5/16/2021	5,074,755
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,224,409
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,842,152
		TOTAL	10,141,316
		Energy - Midstream—0.9%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,516,427
4,200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	4,313,075
6,000,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.583% (3-month USLIBOR +1.280%), 1/15/2023	6,058,537
		TOTAL	11,888,039
		Energy - Oil Field Services—0.2%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,490,711
		Financial Institution - Banking—10.7%
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.750%, 11/15/2019	1,999,934
1,400,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	1,421,954
5,000,000	[1]	Aust & NZ Banking Group, Unsecd. Note, 144A, 2.985% (3-month USLIBOR +0.460%), 5/17/2021	5,017,683
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 3.282% (3-month USLIBOR +1.000%), 4/24/2023	4,036,269
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.639% (3-month USLIBOR +0.380%), 1/23/2022	1,998,865
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,552,884
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	4,016,157
2,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 2.770% (3-month USLIBOR +0.250%), 8/28/2020	2,000,614
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series G, 2.150%, 2/24/2020	3,996,268
2,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	2,030,382
3,000,000		Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.350%, 1/31/2020	2,998,066
3,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.885% (3-month USLIBOR +0.350%), 2/12/2021	3,003,579
3,335,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	3,372,210
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,984,943
2,830,000	[1]	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.060% (3-month USLIBOR +0.540%), 3/2/2020	2,835,716
1,945,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	1,980,656
4,170,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 3.180% (3-month USLIBOR +0.730%), 6/11/2021	4,176,698
2,780,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.901% (3-month USLIBOR +0.590%), 9/27/2019	2,781,329
5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.035% (3-month USLIBOR +0.780%), 10/31/2022	5,015,834
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.273% (3-month USLIBOR +0.750%), 2/23/2023	2,000,867
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.519% (3-month USLIBOR +1.000%), 5/18/2024	10,053,406

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,100,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	$ 1,119,860
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.003% (3-month USLIBOR +0.550%), 3/9/2021	3,004,265
2,000,000	[1]	JPMorgan Chase Bank, N.A., Series BKNT, 2.940% (Secured Overnight Financing Rate +0.550%), 10/19/2020	2,001,674
4,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.543% (3-month USLIBOR +0.290%), 2/1/2021	4,001,468
2,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.750% (3-month USLIBOR +0.230%), 9/1/2020	2,001,019
2,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	2,518,277
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 3.129% (3-month USLIBOR +0.610%), 5/18/2022	3,005,931
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.160% (3-month USLIBOR +0.640%), 12/1/2021	1,498,621
6,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.095% (3-month USLIBOR +0.550%), 2/10/2021	6,006,624
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	856,900
750,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.000%, 5/19/2020	748,313
1,310,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	1,308,487
3,000,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.500%, 1/22/2021	3,008,601
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,885,258
4,630,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	4,855,047
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 2.983% (3-month USLIBOR +0.730%), 2/1/2022	4,037,694
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,170,231
2,935,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.590%, 1/29/2021	2,934,171
3,200,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	3,235,844
3,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.855% (3-month USLIBOR +0.590%), 8/2/2022	3,006,474
6,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 2.880% (3-month USLIBOR +0.430%), 6/11/2021	6,028,543
9,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.811% (3-month USLIBOR +0.290%), 5/21/2021	9,007,050
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.735% (3-month USLIBOR +0.480%), 10/28/2019	2,001,465
3,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.600%, 1/15/2021	3,012,004
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.613% (3-month USLIBOR +0.310%), 1/15/2021	3,007,517
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.870% (Secured Overnight Financing Rate +0.480%), 3/25/2020	3,005,972
		TOTAL	148,541,624
		Financial Institution - Broker/Asset Mgr/Exchange—0.4%
5,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.683% (3-month USLIBOR +0.430%), 11/1/2021	5,009,820
		Financial Institution - Finance Companies—0.2%
1,820,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	1,883,180
1,430,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,537,134
		TOTAL	3,420,314
		Financial Institution - Insurance - Health—0.2%
2,360,000	[1]	Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 3.060% (3-month USLIBOR +0.650%), 9/17/2021	2,361,061
		Financial Institution - Insurance - Life—1.9%
2,000,000		MET Life Global Funding I, 144A, 1.750%, 9/19/2019	1,998,269
2,380,000	[1]	MET Life Global Funding I, Sec. Fac. Bond, 144A, 2.960% (Secured Overnight Financing Rate +0.570%), 9/7/2020	2,386,676
1,190,000		MET Life Global Funding I, Sec. Fac. Bond, 144A, 3.375%, 1/11/2022	1,219,426
2,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 1.950%, 9/22/2020	1,995,237
1,250,000		Met Life Glob Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	1,253,651
4,000,000		Met Life Real Estate Investments, Sec. Fac. Bond, 144A, 3.450%, 10/9/2021	4,095,431
3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.000%, 4/9/2020	2,994,365
3,750,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.478% (3-month USLIBOR +0.160%), 10/1/2020	3,753,225
3,750,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	3,787,745
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.973% (3-month USLIBOR +0.520%), 6/10/2022	3,014,536
		TOTAL	26,498,561
		Financial Institution - Insurance - P&C—0.1%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 3.213% (3-month USLIBOR +0.910%), 7/15/2027	863,777

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—0.0%
$ 230,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	$ 243,923
		Technology—1.9%
5,000,000		Automatic Data Processing, Inc., 2.250%, 9/15/2020	5,004,388
2,500,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	2,576,585
4,545,000	[1]	Equifax, Inc., Sr. Unsecd. Note, Series FRN, 3.388% (3-month USLIBOR +0.870%), 8/15/2021	4,544,353
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	1,987,398
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,641,651
5,000,000		IBM Credit Corp., Sr. Unsecd. Note, 3.600%, 11/30/2021	5,138,867
1,500,000		Keysight Technologies, Inc., 3.300%, 10/30/2019	1,500,956
3,350,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, 144A, 2.878%, 4/15/2020	3,351,422
		TOTAL	26,745,620
		Transportation - Railroads—0.1%
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.800%, 2/1/2020	1,295,401
		Transportation - Services—0.8%
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	3,003,368
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,644,866
820,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	837,220
1,925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	1,966,521
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	3,139,298
		TOTAL	11,591,273
		Utility - Electric—2.4%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,498,621
3,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	2,989,900
1,500,000		Berkshire Hathaway Energy Co., 2.400%, 2/1/2020	1,501,185
2,000,000		Consolidated Edison Co., Sr. Unsecd. Note, Series A, 2.000%, 3/15/2020	1,996,908
5,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 2.749% (3-month USLIBOR +0.400%), 6/25/2021	5,018,273
387,500		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.100%, 12/15/2019	387,122
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,066,422
1,670,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 2.965% (3-month USLIBOR +0.400%), 5/6/2022	1,670,691
525,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 2.961% (3-month USLIBOR +0.650%), 3/27/2020	525,183
2,100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.500%, 11/1/2019	2,095,319
1,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	1,923,007
1,130,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	1,141,263
1,850,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.600%, 11/15/2019	1,844,656
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,484,840
1,440,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 3.100%, 3/8/2022	1,465,241
4,120,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	4,217,963
		TOTAL	32,826,594
		Utility - Natural Gas—0.5%
2,890,000	[1]	Sempra Energy, Sr. Unsecd. Note, 2.803% (3-month USLIBOR +0.500%), 1/15/2021	2,885,411
4,000,000	[1]	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.793% (3-month USLIBOR +0.275%), 11/15/2019	4,002,642
		TOTAL	6,888,053
		TOTAL CORPORATE BONDS (IDENTIFIED COST $455,642,486)	459,827,599
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
7		Federal Home Loan Mortgage Corp., Pool A01858, 8.500%, 7/1/2021	7
2,122		Federal Home Loan Mortgage Corp., Pool C90493, 6.500%, 11/1/2021	2,196
		TOTAL	2,203

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—0.0%
$ 42,269		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	$ 48,515
		Government National Mortgage Association—0.0%
7,854		Government National Mortgage Association, Pool 354754, 7.500%, 2/15/2024	8,361
4,662		Government National Mortgage Association, Pool 423843, 8.500%, 8/15/2026	5,221
		TOTAL	13,582
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $59,554)	64,300
		FOREIGN GOVERNMENT/AGENCY—0.2%
		Sovereign—0.2%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,997,482)	2,966,310
		U.S. TREASURIES—6.9%
		U.S. Treasury Notes—6.9%
75,000,000		United States Treasury Note, 2.125%, 2/29/2024	75,883,005
20,000,000	[3]	United States Treasury Note, 2.500%, 2/28/2026	20,713,282
		TOTAL U.S. TREASURIES (IDENTIFIED COST $94,546,458)	96,596,287
	[4]	COMMERCIAL PAPER—0.4%
		Consumer Cyclical - Automotive—0.4%
6,000,000		Ford Motor Credit Co. LLC, 4.232%, 1/3/2020 (IDENTIFIED COST $5,895,117)	5,920,960
		INVESTMENT COMPANIES—8.4%
1,857,903		Federated Bank Loan Core Fund	18,337,501
32,014,401		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.39%[5]	32,024,005
3,289,425		Federated Mortgage Core Portfolio	32,400,842
828,660		Federated Project and Trade Finance Core Fund	7,474,513
4,144,869		High Yield Bond Portfolio	26,071,228
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $118,445,088)	116,308,089
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $1,380,150,285)	1,386,549,348
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	4,672,381
		TOTAL NET ASSETS—100%	$ 1,391,221,729
At July 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[7]United States Treasury Note 2-Year Long Futures	400	$85,762,500	September 2019	$ 358,439
[7]United States Treasury Note 5-Year Long Futures	600	$70,532,813	September 2019	$ 711,097
[7]United States Treasury Note 10-Year Long Futures	425	$54,154,297	September 2019	$ 969,904
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,039,440
The average notional value of long futures contracts held by the Fund throughout the period was $195,618,067. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
Affiliates	Balance of Shares Held 4/30/2019	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
Federated Bank Loan Core Fund	1,559,909	297,994	—	1,857,903	$ 18,337,501	$(161,661)	$ —	$ 262,467
Federated Institutional Prime Value Obligations Fund, Institutional Shares	17,017,860	182,891,848	(167,895,307)	32,014,401	$ 32,024,005	$ (549)	$1,053	$ 267,701
Federated Mortgage Core Portfolio	3,261,988	27,437	—	3,289,425	$ 32,400,842	$ 489,850	$ —	$ 269,713
Federated Project and Trade Finance Core Fund	819,482	9,178	—	828,660	$ 7,474,513	$ (31)	$ —	$ 82,817
High Yield Bond Portfolio	339,891	3,804,978	—	4,144,869	$ 26,071,228	$ 174,496	$ —	$ 362,215
TOTAL OF AFFILIATED TRANSACTIONS	22,999,130	187,031,435	(167,895,307)	42,135,258	$116,308,089	$ 502,105	$1,053	$1,244,913
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Event Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$ 1,546,681	$ —	$ 1,546,681
Asset-Backed Securities	—	598,283,888	13,346	598,297,234
Collateralized Mortgage Obligations	—	105,021,888	—	105,021,888
Corporate Bonds	—	459,827,599	—	459,827,599
Mortgage-Backed Securities	—	64,300	—	64,300
Foreign Government/Agency	—	2,966,310	—	2,966,310
U.S. Treasuries	—	96,596,287	—	96,596,287
Commercial Paper	—	5,920,960	—	5,920,960
Investment Companies[1]	108,833,576	—	—	116,308,089
TOTAL SECURITIES	$108,833,576	$1,270,227,913	$13,346	$1,386,549,348
Other Financial Instruments[2]
Assets	$ 2,039,440	$ —	$ —	$ 2,039,440
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 2,039,440	$ —	$ —	$ 2,039,440
1	As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $7,474,513 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRN	—Floating Rate Note
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
14